Benefit Plans - Reconciliations of Benefit Obligations, Fair Value of Plan Assets and Funded Status of Pension Plans and Other Post-Retirement Plans (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in plan assets
Fair value of plan assets end of year	$ 575,177	$ 419,771
U.S. Pension Plans
Change in benefit obligations
Benefit obligation beginning of year	572,068	502,657
Service cost	12,867	10,270	9,743
Interest cost	28,208	28,647	27,518
Amendments	372
Benefit obligations assumed in Merger	10,821
Actuarial loss	128,817	58,672
Benefits paid	(358,854)	(28,178)
Benefit obligation end of year	394,299	572,068	502,657
Change in plan assets
Fair value of plan assets beginning of year	408,837	374,934
Actual return on plan assets	43,944	27,628
Plan assets acquired in Merger	7,482
Company contributions	224,786	34,453
Benefits paid	(358,854)	(28,178)
Fair value of plan assets end of year	326,195	408,837	374,934
Funded status
Plan assets less than benefit obligation	(68,104)	(163,231)
Non-US Pension Plans
Change in benefit obligations
Benefit obligation beginning of year	89,503	84,151
Service cost	3,295	2,196	1,845
Interest cost	7,545	4,121	4,153
Benefit obligations assumed in Merger	338,532
Settlements		257
Actuarial loss	26,647	4,079
Translation (gain) loss	1,502	(2,477)
Benefits paid	(6,175)	(2,310)
Benefit obligation end of year	460,849	89,503	84,151
Change in plan assets
Fair value of plan assets beginning of year	10,934	10,549
Actual return on plan assets	6,413	343
Plan assets acquired in Merger	227,253
Company contributions	10,391	2,644
Settlements		257
Translation gain (loss)	166	(35)
Benefits paid	(6,175)	(2,310)
Fair value of plan assets end of year	248,982	10,934	10,549
Funded status
Plan assets less than benefit obligation	(211,867)	(78,569)
Post-retirement
Change in benefit obligations
Benefit obligation beginning of year	35,081	33,715
Service cost	219	180
Interest cost	1,860	1,889
Benefit obligations assumed in Merger	16,815
Actuarial loss	8,159	2,494
Benefits paid	(2,837)	(3,197)
Benefit obligation end of year	59,297	35,081
Change in plan assets
Company contributions	2,837	3,197
Benefits paid	(2,837)	(3,197)
Funded status
Plan assets less than benefit obligation	$ (59,297)	$ (35,081)